Joint Ventures (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments accounted for using equity method		$ 111,549	$ 152,630	$ 133,140
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		5,081	13,004	10,192
Share of total comprehensive income of associates and joint ventures accounted for using equity method		504	717	5,458
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		(1,177)	26	2,845
Sichuan SQM Migao Chemical Fertilizers Co Ltd [Member]
Investments accounted for using equity method	[1]	1,992	11,444	12,150
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[1]	(650)	(535)	(1,372)
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[1]	(650)	(535)	(1,372)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[1]	$ 0	0	0
Coromandel SQM India [Member]
Name of joint venture		Coromandel SQM India
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2018
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 1,729	1,633	1,499
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		174	165	435
Share of total comprehensive income of associates and joint ventures accounted for using equity method		174	165	435
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ 0	0	0
SQM Vitas Fzco. [Member]
Name of joint venture		SQM Vitas Fzco.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2018
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 20,202	19,478	17,956
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		1,781	1,502	3,458
Share of total comprehensive income of associates and joint ventures accounted for using equity method		1,781	1,497	3,907
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ 0	(5)	449
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Name of joint venture		SQM Star Qingdao Corp Nutrition Co., Ltd.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2018
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 3,168	2,980	2,618
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		188	361	163
Share of total comprehensive income of associates and joint ventures accounted for using equity method		189	361	163
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ 1	0	0
SQM Vitas Brazil Agroindustria [Member]
Name of joint venture		SQM Vitas Brazil Agroindustria
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2018
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method	[2]	$ 12,405	11,003	9,343
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[2]	2,879	1,753	4,570
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[2]	779	826	5,130
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[2]	$ (661)	(51)	2,845
SQM Vitas Peru S.A.C. [Member]
Name of joint venture		SQM Vitas Perú S.A.C.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2018
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method	[2]	$ 5,188	5,961	5,964
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[2]	(550)	(216)	815
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[2]	(275)	(108)	408
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[2]	$ 0	0	0
SQM Vitas Plantacote B.V [Member]
Name of joint venture		SQM Vitas Holland B.V.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2018
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method	[3]	$ 0	669	588
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[3]	0	(1)	187
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[3]	0	(1)	(80)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[3]	0	0	0
Minera Exar S.A. [Member]
Investments accounted for using equity method	[1]	0	33,065	25,000
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[1]	(206)	(27)	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[1]	(206)	(27)	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[1]	(1)	0	0
SQM Vitas Holland [Member]
Investments accounted for using equity method		1,345	1,429	1,269
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		(14)	(18)	171
Share of total comprehensive income of associates and joint ventures accounted for using equity method		(14)	(18)	171
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	0
Joint ventures [member]
Investments accounted for using equity method		17,715	17,633	15,895
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		2,241	1,536	5,572
Share of total comprehensive income of associates and joint ventures accounted for using equity method		1,287	1,443	3,304
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ 0	(5)	449
Pavoni C Spa [Member]
Name of joint venture		Pavoni & C. Spa.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2018
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 7,084	0	0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		(39)	0	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		(40)	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ 0	0	0
Covalent Lithium Pty Ltd [Member]
Name of joint venture		Covalent Lithium Pty Ltd.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2018
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method		$ 53	0	0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		36	0	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method		53	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ 0	0	0
Arpa Speciali SRL [Member]
Name of joint venture		Arpa Speciali S.R.L.
Date of end of reporting period of financial statements of joint venture		Dec. 31, 2018
Description of whether investment in joint venture is measured using equity method or at fair value		Equity method
Investments accounted for using equity method	[4]	$ 122	0	0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[4]	(88)	0	0
Share of total comprehensive income of associates and joint ventures accounted for using equity method	[4]	0	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[4]	$ 0	$ 0	$ 0

[1]	During May 2016, SQM Vitas Holland B.V. sold its interest in SQM Vitas Spain, to SQM Iberian S.A. resulting in the latter obtaining 100% in this transaction generating a loss of ThUS$104.
[2]	SQM Vitas Fzco.
[3]	SQM Vitas Holland
[4]	Pavoni &C.SPA